Acquisition of Petrogas Energy Corporation - Narrative (Details) $ in Millions	Dec. 15, 2020 CAD ($)
Petrogas Energy Corporation | Idemitsu
Business Acquisition
Noncontrolling ownership interest (percent)	26.00%
Petrogas Energy Corporation
Business Acquisition
Additional ownership interest acquired (as a percent)	37.00%
Purchase consideration for an additional 37 percent of Petrogas	$ 715
Consulting fees	$ 16
Total ownership interest in acquiree (as a percent)	74.00%
Previous ownership percentage	37.00%
Acquisition date fair value	$ 631